INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Summarizes revenue by geographic region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 529.8	$ 91.5	$ 9.8
United States
Revenues
Total revenues	340.1	41.1	5.4
United Kingdom
Revenues
Total revenues	137.5	25.0
Rest of the world
Revenues
Total revenues	$ 52.2	$ 25.4	$ 4.4